Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Recognized Identifiable Assets and Liabilities Assumed
The following table summarizes the final purchase price allocation of the Tictail assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital:
Cash	1,465
Trade and other receivables	156
Other current assets	1,054
Accounts payable and accrued liabilities	(207)
Other current liabilities	(1,640)
Estimated fair value of identifiable assets acquired:
Acquired technology	1,400
Customer relationships	100
Goodwill	15,125
Deferred tax liability on acquired intangibles	(309)
Total purchase price	17,144

The following table summarizes the final purchase price allocation of the Oberlo assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital:
Cash	1,521
Trade and other receivables	1,603
Accounts payable and accrued liabilities	(885)
Estimated fair value of identifiable assets acquired:
Acquired technology	11,590
Customer relationships	395
Goodwill	4,813
Deferred tax liability on acquired intangibles	(1,798)
Total purchase price	17,239